BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2018
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

10.  BUSINESS ACQUISITIONS

2018

•	In 2018, the Corporation acquired businesses, included in the Media segment and in the Sport and Entertainment segment, for a total cash consideration of $10.3 million.

2017

•	In 2017, the Corporation acquired a business, included in the Sports and Entertainment segment, for a cash consideration of $0.2 million.

2016

•

On January 7, 2016, Videotron acquired Fibrenoire inc., a company that provides businesses with fibre-optic connectivity services, for a purchase price of $125.0 million. At closing, Videotron paid an amount of $119.1 million, net of cash acquired of $1.8 million. A post-closing adjustment of $0.2 million was received in the second quarter of 2016. The purchase price balance was paid in February 2017 for an amount of $5.6 million plus interests of $0.3 million.

•	An amount of $0.6 million was also paid in 2016 relating to balances payable on prior business acquisitions.

The purchase price allocation between the fair value of identifiable assets and liabilities related to business acquisitions in 2016 is summarized as follows:

2016

Assets acquired
Non-cash current assets	$5.5
Property, plant and equipment	32.7
Intangible assets	15.6
Goodwill	87.1
140.9
Liabilities assumed
Non-cash current liabilities	(3.1)
Deferred income taxes	(7.5)
Other long-term liabilities	(5.7)
(16.3)
Net assets acquired at fair value	$124.6
Consideration
Cash, net of cash acquired	$119.0
Balance payable	5.6
$124.6

An amount of $0.6 million of goodwill is deductible for tax purposes in 2018 (none in 2017 and $0.1 million in 2016).